Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Gross Movement On Deferred Income Tax Accounts Abstract
At 1 January	¥ 53,560	¥ 76,929
Disposal of subsidiaries (Note 26)	(2,166)	0
Credited to consolidated statement of comprehensive income	(28,080)	(23,371)
Translation adjustment	0	2
At 31 December	¥ 23,314	¥ 53,560